Business acquisitions and development projects - Summary of Preliminary Fair Value of Assets Acquired and Liabilities Assumed (Detail) (New England Gas System, CAD)
In Thousands, unless otherwise specified
Dec. 20, 2013
New England Gas System
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Working capital	7,543
Restricted cash	595
Property, plant and equipment	83,365
Regulatory assets	52,601
Other assets	1,221
Long-term debt	(25,349)
Regulatory liabilities	(9,874)
Pension and OPEB	(26,184)
Environmental obligation	(14,933)
Deferred income tax liability, net	(1,158)
Other liabilities	(817)
Total net assets acquired	67,010